Leases (Tables) - SoundHound, Inc. [Member]	9 Months Ended
Sep. 30, 2021
Leases (Tables) [Line Items]
Schedule of minimum lease payments
	Operating Lease	Financing Lease
Year ending December 31:
Remainder of 2021	$863	$607
2022	3,591	1,265
2023	3,630	190
2024	3,315	122
2025	962	12
Thereafter	2,358	—
Total	14,719	2,196
Less: imputed interest	(1,936)	(152)
Present value of lease liabilities	12,783	2,044
Less: current portion	(3,298)	(1,636)
Lease liabilities, net of current portion	$9,485	$408

Schedule of weighted average remaining lease term and the weighted average discount rate
	Operating Lease	Financing Lease
Weighted-average remaining lease term (years)	4.60	1.25
Weighted-average discount rate	5.92%	9.79%

Schedule of comprise lease expenses
Nine months ended September 30, 2021

Operating lease cost	$2,466
Short-term lease cost	69
Total	$2,535
Financing lease cost
Amortization of finance leased assets	1,815
Interest of lease liabilities	208
Total	$2,023